CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (71,049,371)	$ (465,020,512)	$ 48,675,814
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	47,386,277	35,858,842	26,388,643
Unrealized (gain) loss on marketable securities	(804,621)	8,598,962	(679,626)
Realized gain on marketable securities	(734,904)
(Income) loss from equity in affiliates	(375,509)	165,110	278,662
Allowance for doubtful accounts	27,958,218	9,605,824	5,739,736
Share-based compensation	35,656,525	32,023,557	27,005,773
Amortization of discounts related to liability for exclusive rights	1,882,804	891,441
Goodwill impairment charge		417,822,304
Loss on disposal of subsidiaries		1,054,348
Others	1,155,317	620,084	(2,070,006)
Changes in operating assets and liabilities:
Restricted cash	(167,175)	4,403,608	1,071,118
Customer deposits	(10,479,863)	10,433,895	(50,618,840)
Accounts receivable	(88,257,121)	(75,314,964)	(26,971,714)
Marketable securities	5,826,280		(15,884,428)
Amounts due from related parties	1,181,561	(227,936)	1,022,856
Properties held for sale	980,571	596,251
Prepaid expenses and other current assets	4,908,018	(5,439,775)	1,968,890
Other non-current assets	(4,889,458)	(4,152,077)	(1,591,264)
Accounts payable	1,726,897	(2,462,505)	(1,906,219)
Accrued payroll and welfare expenses	18,570,558	13,478,032	6,580,711
Income tax payable	10,449,070	3,454,544	3,974,621
Other tax payable	5,612,517	4,891,322	2,790,434
Amounts due to related parties	2,769,138	(3,116,871)	4,367,157
Other current liabilities	3,952,552	11,903,950	10,792,123
Other non-current liabilities	203,288	(8,169)	44,146
Deferred taxes	(15,644,865)	(20,039,088)	(8,518,614)
Net cash provided by (used in) operating activities	(22,183,296)	(19,979,823)	32,459,973
Investing activities:
Deposit for and purchase of property and equipment and intangible assets	(31,847,330)	(37,280,818)	(12,193,899)
Purchase of subsidiaries, net of cash acquired		(22,685,735)	563,211
Deposit (return) for acquisition		4,529,880	(4,529,880)
Proceeds from disposal of subsidiaries		117,457
Proceeds from partial disposal of subsidiaries	157,359	514,156
Investment in affiliates	(2,161,001)	(21,567,027)	(9,878,053)
Proceeds from sale of properties held for sale		2,149,470	7,051,619
Proceeds from disposal of property and equipment	425,432	1,626,855	100,775
Net cash used in investing activities	(33,425,540)	(72,595,762)	(18,886,227)
Financing activities:
Purchases of shares of CRIC from public	(113,124,632)
Repurchase of CRIC shares		(29,862,792)	(12,868,370)
Contribution from non-controlling interest	291,839	412,364	4,115,358
Proceeds from exercise of options	815,522	1,294,185	3,013,599
Repurchase of shares	(1,569,815)	(20,071,589)
Dividends	(11,866,670)	(20,209,842)	(20,081,057)
Dividends to non-controlling interests shareholders	(319,675)	(783,403)	(1,231,562)
Loans from non-controlling interest			1,205,000
Net cash used in financing activities	(125,773,431)	(69,221,077)	(25,847,032)
Effect of exchange rate changes on cash and cash equivalents	218,282	9,984,382	8,029,035
Net decrease in cash and cash equivalents	(181,163,985)	(151,812,280)	(4,244,251)
Cash and cash equivalents at the beginning of the year	392,005,353	543,817,633	548,061,884
Cash and cash equivalents at the end of the year	210,841,368	392,005,353	543,817,633
Supplemental disclosure of cash flow information:
Income taxes paid	6,568,082	16,098,204	22,467,285
Non-cash investing and financing activities:
Decrease in amount due to related party due to vesting of restricted shares	(262,594)	(262,500)	(262,500)
Ordinary shares issued in connection with the merger of CRIC	38,786
Additional paid-in capital recognized in connection with the merger of CRIC	102,606,355
Additional paid-in capital recognized in connection with business acquisition		1,785,764
Non-controlling interest recognized in connection with business acquisition		3,645,881	1,648,336
Non-controlling interest derecognized in connection with the merger of CRIC	254,656,627
Consideration payable for amount recognized in purchase of exclusive rights	22,892,042	35,239,205
Dividend payable to non-controlling interest	$ 536,446